Marketable Securities - Additional Information (Detail)			12 Months Ended
	Sep. 05, 2014 USD ($) shares	May. 19, 2014 shares	Dec. 31, 2014 USD ($) Tranche shares	Dec. 31, 2013 USD ($)	Sep. 30, 2015 shares
Schedule of Trading Securities and Other Trading Assets [Line Items]
Marketable Securities, Number of Shares Held as Deposit (in Shares) | shares	7,000,000
Marketable Securities, Value of Shares Held as Customer Deposit	$ 300,000
Fair Value Inputs, Discount Rate				12.00%
Marketable Securities, Restricted, Current			$ 0	$ 184,800
Class of Warrant or Right, Outstanding (in Shares) | shares			206,480		14,084,000
Endocan [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Customer deposit received as collateral description			The last filed financial statements show minimal assets and liabilities of over $1,000,000. Management concluded these factors were indications of impairment, and determined the shares were fully impaired, with the decline being other-than-temporary.
MJ Holdings [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investment, Percentage of Profits Realized from Investment		50.00%
Investment, Term of Investment		6 months
Class of Warrant or Right, Outstanding (in Shares) | shares		33,333
Number of tranches of warrants received for services provided under agreement | Tranche			6
Class of Warrant or Rights, Exercised (in Shares) | shares			10,825
Class of Warrant or Rights, Fair Value Granted			$ 21,650
Unrealized loss on marketable securities			$ (73,069)